Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate
	Year ended December 31,
	2014	%	2013	%

Computed "expected" tax benefit	$1,301,660	34%	$1,344,307	34%

State income taxes, net of Federal income tax effect	191,421	5%	197,692	5%

Expiration of state net operating losses	(326,586)	(9)%	-	-%

Permanent differences and other	(157,383)	(4)%	(170,203)	(4)%

Change in valuation allowance	(1,009,112)	(26)%	(1,371,796)	(35)%

	$-	-	$-	-

Schedule of Deferred Tax Assets And Liabilities
	Year ended December 31,
	2014	2013
Deferred tax assets
Net operating loss (NOL) carry forwards	$9,182,070	$8,298,115
Bad debt allowance	2,680	1,121
Accrued liabilities	8,176	7,404
Depreciation and amortization	38,679	46,231
Inventory reserves	3,370	9,558
Stock based compensation	145,219	8,653
Total deferred tax assets	9,380,194	8,371,082

Valuation allowance	(9,380,194)	(8,371,082)

Net deferred tax assets	$-	$-